Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities
Net income (loss)	$ 108,817	$ 11,640	$ 366,915	$ (594,994)
Impairment on real estate held for sale		149,775
Provision for losses on mortgage loans receivable	20,943	6,340	100,959	174,836
Provision for losses on bonds				1,000,000
Amortization of loan origination discounts			(165,666)	(75,596)
Amortization of deferred costs	118,297	28,339	118,297	114,688
Accounts receivable	(11,144)	(103,478)	(58,115)	(5,889)
Interest receivable	1,541	3,114	4,111	1,907
Prepaid expenses	(8,618)	(9,444)	(1,171)	(2,295)
Accounts payable	9,213	58,311	1,524	(51,159)
Net cash provided by operating activities	140,701	136,368	516,629	561,498
Cash Flows from Investing Activities
Investment in mortgage loans	(475,000)	(86,843)	(1,091,943)	(1,574,019)
Collections of mortgage loans	754,554	1,140,115	4,436,981	1,416,741
Investment in bonds	(1,010,000)	(351,000)	(1,146,840)	(40,000)
Proceeds from bonds	262,554	14,922	447,106	657,215
Proceeds from disipostion of real estate held for sale			800	1,025
Net cash provided by investing activities	(467,892)	717,194	2,646,104	460,962
Cash Flows from Financing Activities
Proceeds from secured investor certificates				1,250,000
Payments on secured investor certificate maturities	(277,000)	(95,000)	(471,000)	(626,000)
Payments for deferred costs	(8,800)	(1,635)	(10,690)	(77,399)
Stock exchanges and redemptions				(402,452)
Dividends paid	(167,780)	(218,114)	(721,453)	(594,813)
Net cash used for financing activities	(453,580)	(314,749)	(1,203,143)	(450,664)
Net Increase (Decrease) in Cash and Equivalents	(780,771)	538,813	1,959,590	571,796
Cash and Equivalents - Beginning	3,143,377	1,183,787	1,183,787	611,991
Cash and Equivalents - Ending	$ 2,362,606	$ 1,722,600	$ 3,143,377	$ 1,183,787